Property, Plants and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 8,686,827	$ 8,092,467
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	15,700,505	12,994,643
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(7,013,678)	(4,902,176)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,059,070	829,559	$ 848,636
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,059,070	829,559
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	163,660	155,485	151,430
Land [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	163,660	155,485
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	137,455	127,557	106,212
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	284,496	215,100
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(147,041)	(87,543)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,722,183	3,951,823	4,013,530
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	7,318,697	6,513,960
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(3,596,514)	(2,562,137)
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,226,015	2,731,597	2,349,651
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,210,147	4,758,475
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(2,984,132)	(2,026,878)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	195,089	113,083	93,653
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	413,689	293,738
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(218,600)	(180,655)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	183,355	183,363	$ 130,044
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	250,746	228,326
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ (67,391)	$ (44,963)